CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net revenues	¥ 3,958,861	$ 566,110	¥ 2,748,576	¥ 1,586,397
Cost of revenues	(2,433,656)	(348,008)	(1,718,006)	(856,329)
Excise tax on products	(341,595)	(48,848)	(304,053)	(342,354)
Gross profit	1,183,610	169,254	726,517	387,714
Operating expenses:
Selling expenses	(387,127)	(55,358)	(229,466)	(213,723)
General and administrative expenses	(336,915)	(48,178)	(515,887)	(498,015)
Research and development expenses	(131,008)	(18,734)	(88,309)	(172,686)
Total operating expenses	(855,050)	(122,270)	(833,662)	(884,424)
(Loss)/income from operations	328,560	46,984	(107,145)	(496,710)
Other income:
Interest income, net	560,421	80,139	616,388	627,879
Investment income	51,617	7,381	49,636	245,700
Others, net	112,768	16,126	99,924	214,874
Income before income tax	1,053,366	150,630	658,803	591,743
Income tax expense	(118,989)	(17,015)	(94,459)	(50,755)
Net income	934,377	133,615	564,344	540,988
Less: net income attributable to noncontrolling interests	12,510	1,789	12,507	6,660
Net income attributable to RLX Technology Inc.	921,867	131,826	551,837	534,328
Other comprehensive income/(loss):
Foreign currency translation adjustments	(257,174)	(36,775)	143,811	198,534
Unrealized income/(loss) on investment securities	(2,174)	(311)	(2,167)	632
Total other comprehensive income/(loss)	(259,348)	(37,086)	141,644	199,166
Total comprehensive income	675,029	96,529	705,988	740,154
Less: total comprehensive income attributable to noncontrolling interests	13,438	1,922	12,520	6,660
Total comprehensive income attributable to RLX Technology Inc.	¥ 661,591	$ 94,607	¥ 693,468	¥ 733,494
Net income per ordinary share
-Basic | (per share)	¥ 0.698	$ 0.1	¥ 0.448	¥ 0.407
-Diluted | (per share)	¥ 0.698	$ 0.1	¥ 0.428	¥ 0.399
Weighted average number of ordinary shares
-Basic	1,223,656,660	1,223,656,660	1,232,148,531	1,311,401,901
-Diluted	1,223,955,737	1,223,955,737	1,288,911,783	1,340,445,653